RELATED PARTIES TRANSACTIONS (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of holding company and related parties transactions [Line Items]
Short-term benefits		$ 9,200	$ 4,073	$ 4,166
Share-based payments	[1]	1,479	769	0
Total director's remuneration		$ 10,679	$ 4,842	$ 4,166

[1]	Represents vesting of ordinary shares in terms of the Forfeitable Share Plan.